Changes in Accounting Policies	12 Months Ended
Dec. 31, 2012
New Accounting Pronouncements and Changes in Accounting Principles [Abstract]
Description of New Accounting Pronouncements Adopted And Not Yet Adopted [Text Block]

4. Changes in Accounting Policies

Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards (“IFRS”)

In May 2011, the Financial Accounting Standards Board (“FASB”) issued amendments that changed the wording used to describe the requirements for measuring fair value and for disclosing information about fair value measurements, including enhanced disclosures about the assumptions used in fair value measurements. These amendments result in common fair value measurement and disclosure requirements between U.S. GAAP and IFRS. The amendments are applicable prospectively. For the Company, this guidance was effective January 1, 2012. This guidance did not have a significant impact on the Company's financial statements.

Presentation of Comprehensive Income

In June 2011, FASB issued amendments to the presentation of comprehensive income. The amendments give an entity the option to present comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. In either instance, an entity is required to present each component of net income along with total net income, each component of other comprehensive income along with a total for other comprehensive income, and a total amount for comprehensive income. An entity is also required to present on the face of the financial statements adjustments for items reclassified from other comprehensive income to net income and present these adjustments with the components of net income and other comprehensive income. In December 2011, FASB indefinitely deferred this second requirement. The amendments are to be applied retrospectively and were effective for the Company on January 1, 2012. This guidance did not have a significant impact on the Company's financial statements.

Intangibles – Goodwill and Other: Testing Goodwill for Impairment

In September 2011, FASB issued amendments to the testing of goodwill for impairment. The amendment provides an entity with the option to qualitatively assess factors to determine if it is more likely than not that the fair value of a reporting unit exceeds its carrying amount. If an entity's qualitative assessment concludes that it is more likely than not that the fair value of a reporting unit exceeds its carrying amount, then the entity is not required to perform step one of the two-step impairment test. However, if an entity's assessment concludes otherwise, the entity is required to perform the first step of the two-step impairment test which requires the entity to calculate the fair value of the reporting unit and compare it to its carrying amount. The amendments also provide the entity with the option to bypass the qualitative assessment for any reporting unit in any period and proceed directly to performing the first step of the two-step impairment test. An entity may resume the qualitative assessment in any subsequent period. The amendments are effective for the Company's annual and, if necessary, interim impairment tests performed after December 31, 2011. This guidance did not have any impact on the Company's financial statements.

Intangibles – Goodwill and Other: Testing Indefinite-Lived Intangible Assets for Impairment

In July 2012, FASB issued amendments to the testing of indefinite-lived intangible assets for impairment. The amendment provides an entity with the option to first assess qualitative factors to determine whether the existence of events and circumstances indicates that it is more likely than not that the indefinite-lived intangible is impaired. If an entity's qualitative assessment of events and circumstances concludes that it is not more likely than not that the indefinite-lived intangible asset is impaired, then the entity is not required to take further action. However, if an entity's assessment concludes otherwise, the entity is required to perform the quantitative impairment test which compares the fair value of the indefinite-lived intangible to its carrying amount. The amendments also provide the entity with the option to bypass the qualitative assessment for any indefinite-lived intangible asset in any period and proceed directly to performing the quantitative impairment test. An entity may resume the qualitative assessment in any subsequent period. The amendments are effective for the Company's annual and, if necessary, interim impairment tests performed after September 15, 2012. This guidance will not have any impact on the Company's financial statements

Comprehensive Income - Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income

In February 2013, FASB issued amendments to comprehensive income requiring an entity to report the effect of significant reclassifications out of accumulated other comprehensive income on the respective line items in net income if the amount being reclassified is required under U.S. GAAP to be reclassified in its entirety to net income. For other amounts that are not required under U.S. GAAP to be reclassified in their entirety to net income in the same reporting period, an entity is required to cross-reference other disclosures required under U.S. GAAP that provide additional detail about those amounts. This would be the case when a portion of the amount reclassified out of accumulated other comprehensive income is reclassified to a balance sheet account instead of directly to income or expense in the same reporting period. The amendments are effective prospectively for reporting periods beginning after December 15, 2012 with early adoption permitted. This guidance is not expected to have a significant impact on the Company's financial statements.